Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and savings accounts	$ 38,470	$ 38,794
Cash and cash equivalents reported on the consolidated balance sheets	38,470	38,794
Cash restricted as performance bond	313	313
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$ 38,783	$ 39,107	$ 41,761	$ 46,002